MoA Aggressive Allocation Fund Investment Strategy - MoA Aggressive Allocation Fund	Dec. 31, 2024
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies.
Strategy Narrative [Text Block]	The Fund invests primarily in shares of domestic and foreign equity funds of the Investment Company (“IC Funds”) and also in fixed income IC Funds. The IC Funds selected may be actively managed or passively managed or a mix of both. ●The Fund’s target allocation currently is approximately 75% to 85% of net assets in equity IC Funds and approximately 15% to 25% of net assets in fixed income IC Funds.